COMMITMENTS (Schedule of Lease Costs) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 156	$ 325